Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,011	$ 4,870
Service cost	325	359	$ 359
Interest cost	63	70	70
Benefits paid	(289)	(288)
Benefit obligation at end of period	$ 5,110	$ 5,011	$ 4,870